Contributed Equity - Schedule of Issued and Paid-up Capital (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of classes of share capital [abstract]
Fully paid Ordinary Shares	$ 140,111,073	$ 125,498,824
Contributed equity	$ 140,111,073	$ 125,498,824